FINANCIAL INSTRUMENTS (Details 25) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 575,178	$ 763,730
Percentage of trade receivables	100.00%	100.00%
Open account customers [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 402,873
Percentage of trade receivables	100.00%
Secured receivables [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 384,341
Percentage of trade receivables	95.40%
Unsecured receivables [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 18,532
Percentage of trade receivables	4.60%